Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment
Accumulated depreciation	$ (346)		$ (303)	$ (192)
Property and equipment, net	478		467	466
Depreciation expense	53	48	111	74	60
Furniture and fixtures
Property and Equipment
Gross amount	56		56	41
Machinery, equipment and tooling
Property and Equipment
Gross amount	505		513	494
Computers and software
Property and Equipment
Gross amount	173		111	74
Leasehold improvements
Property and Equipment
Gross amount	$ 90		$ 90	$ 49